ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2016
ASSET RETIREMENT OBLIGATIONS
Reconciliation of movements in the Company's ARO

December 31,	2016	2015
(millions of Canadian dollars)
Obligations at beginning of year	198	185
Liabilities incurred	2	2
Liabilities settled	(33)	(45)
Change in estimate	63	30
Foreign currency translation adjustment	(5)	21
Accretion expense	7	5

Obligations at end of year	232	198

Presented as follows:
Accounts payable and other (Note 16)	2	9
Other long-term liabilities (Note 18)	230	189

	232	198